Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ (1,762)	₨ 1,943
Changes in fair value of effective portion of derivatives		1,461	(4,839)
Deferred cancellation gain/(loss), net		40	0
Net (gain)/loss reclassified to statement of income on occurrence of hedged transactions	[1]	1,016	1,134
Ineffective portion of derivative instruments classified to consolidated statement of income		18	0
Gain/(loss) on cash flow hedging derivatives, net		2,535	(3,705)
Balance as at the end of the year		773	(1,762)
Deferred tax asset/(liability) thereon		(195)	359
Balance as at the end of the year, net of deferred tax		₨ 578	₨ (1,403)

[1]	Includes net (gain)/loss reclassified to revenue of ₹ 2,471 and ₹ 898 for the year ended March 31, 2023, and 2024, respectively; net (gain)/loss reclassified to cost of revenues of ₹ (1,337) and ₹ 221 for the year ended March 31, 2023, and 2024, respectively; net (gain)/loss reclassified to finance expenses of ₹ Nil and ₹ (167) for the year ended March 31, 2023, and 2024, respectively and net (gain)/loss reclassified to finance and other income of ₹ Nil and ₹ 64 for the year ended March 31, 2023, and 2024, respectively.